United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Hermes Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	42.8%
International Equity Securities	23.4%
Emerging Markets Core Fund	6.2%
Mortgage Core Fund	6.0%
Foreign Debt Securities	5.3%
Corporate Debt Securities	5.0%
U.S. Treasury and Agency Securities	4.0%
Project and Trade Finance Core Fund	1.2%
Asset-Backed Securities	1.0%
High Yield Bond Core Fund[2]	0.7%
Collateralized Mortgage-Backed Securities	0.3%
Bank Loan Core Fund	0.3%
Government Agencies	0.2%
Derivative Contracts[3]	0.1%
Mortgage-Backed Securities[4,5]	0.0%
Cash Equivalents[6]	2.8%
Other Assets and Liabilities—Net[7]	0.7%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2022, the Fund’s sector composition1 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	15.5%
Financials	15.1%
Health Care	13.9%
Energy	11.8%
Industrials	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.1%
Materials	5.5%
Communication Services	5.1%
Utilities	4.6%
Real Estate	3.1%
TOTAL	100%

1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 66.2%
		Communication Services— 3.4%
280,000	[1]	Alibaba Pictures Group Ltd.	$ 24,358
921	[1]	Alphabet, Inc., Class A	2,095,496
850	[1]	Alphabet, Inc., Class C	1,938,663
73,008		America Movil S.A.B. de C.V.	78,682
24,065		AT&T, Inc.	512,344
43,500		Bollore SA	232,072
513		Cheil Communications, Inc.	10,763
5,900		Cyber Agent Ltd.	63,444
1,557		Etihad Etisalat Co.	16,280
3,057		Fox Corp.	99,994
29,683		Grupo Televisa S.A.	61,084
1,524		Hellenic Telecommunication Organization SA	28,938
1,023	[1]	Info Edge India Ltd.	55,173
1		Interpublic Group of Cos., Inc.	32
87		Kakao Corp.	5,956
5,800	[1]	Kuaishou Technology	56,019
4,403		LG Uplus Corp.	49,220
45	[1]	Loyalty Ventures, Inc.	477
3,349		Lumen Technologies, Inc.	40,992
3,048	[1]	Meta Platforms, Inc.	590,215
13,249	[1]	Mobile Telecommunications Co. Saudi Arabia	47,095
2,023		MTN Group Ltd.	21,805
7,278		NetEase, Inc.	151,945
7,705		New York Times Co., Class A	265,745
84		NHN Corp.	19,383
1,753	[1]	Pinterest, Inc.	34,446
18,886		Proximus	326,178
60,400		PT Telekomunikasi Indonesia Tbk	17,889
4,145		Publicis Groupe	226,901
10,284		Quebecor, Inc., Class B	233,348
2,062	[1]	Roku, Inc.	195,684
3,467		Saudi Telecom Co.	95,003
999		SK Telecom Co. Ltd.	46,049
644	[1]	Skillz, Inc.	1,224
63,400		SoftBank Corp.	727,558
7,399		Spark New Zealand Ltd.	23,398
5,849		Square Enix Holdings Co. Ltd.	290,458
48		Swisscom AG	28,382
2,546		Telefonica Brasil	27,348
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Communication Services— continued
148,360		Telefonica Deutschland Holding AG	$ 471,272
6,476		Telenor ASA	89,387
12,696		Tencent Holdings Ltd.	585,144
18,839		TIM S.A./Brazil	57,081
2,047	[1]	T-Mobile USA, Inc.	272,845
1	[1]	TripAdvisor, Inc.	25
280,400		True Corp. PCL	36,060
1	[1]	U.S. Cellular Corp.	31
12,894		Universal Music Group	289,568
14,421		Verizon Communications, Inc.	739,653
285	[1]	Vimeo Holdings, Inc.	2,477
6,437		Vodacom Group Ltd.	60,433
6,273	[1]	Warner Bros. Discovery, Inc.	115,737
34,618		WPP PLC	401,758
86,200		Yahoo Japan Corp.	283,780
		TOTAL	12,145,292
		Consumer Discretionary— 4.7%
380		Academy Sports and Outdoors, Inc.	12,734
850		Adidas AG	168,423
30,108	[1]	Alibaba Group Holding Ltd.	362,922
1,382	[1]	Amazon.com, Inc.	3,322,591
327,500		Asset World Corp. PCL	48,727
1,861		Balkrishna Industries Ltd.	56,645
2		Block (H&R), Inc.	70
38		Bloomin Brands, Inc.	802
288		Boyd Gaming Corp.	16,926
3,070		BYD Co. Ltd.	108,186
1,400		BYD Co. Ltd.	61,679
139		Caleres, Inc.	3,956
2,138		Canadian Tire Corp. Ltd.	293,744
456		Carriage Services, Inc.	18,409
283		Cheesecake Factory, Inc.	9,243
2	[1]	Chicos Fas, Inc.	10
15,474		Chongqing Changan Automobile Co. Ltd.	32,368
145,600		Chow Tai Fook Jewellery Group Ltd.	251,773
2,667		Cie Financiere Richemont SA	296,981
445		CJ Home Shopping	42,616
383	[1]	CROCs, Inc.	21,356
60		Dillards, Inc., Class A	18,089
56,000		Dongfeng Motor Group Co. Ltd.	44,003
1,514	[1]	Everi Holdings, Inc.	27,101
2,083		Evolution AB	218,558
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
93		F&F Co. Ltd.	$ 10,923
653	[1]	Flutter Entertainment PLC	79,660
53,864		Ford Motor Co.	736,859
2,323		Ford Otomotiv Sanayi A.S.	43,726
202	[1]	Fox Factory Holding Corp.	16,568
119	[1]	Golden Entertainment, Inc.	5,626
25,777	[1]	Gome Electrical Appliances Holdings Ltd.	1,269
461		Greek Organization of Football Prognostics	6,873
166	[1]	Green Brick Partners, Inc.	4,037
163		Group 1 Automotive, Inc.	29,273
418	[1]	Groupon, Inc.	6,458
32,000		Guangzhou Automobile Group Co. Ltd.	30,265
11,100		Haier Smart Home Co. Ltd.	42,258
16,600		Haier Smart Home Co. Ltd.	58,641
1,630		Hankook Tire Co. Ltd.	46,869
151		Hermes International	180,400
3,198		Hilton Worldwide Holdings, Inc.	450,470
15		Hyundai Motor Co.	2,305
804		International Game Technology PLC	17,222
5,881	[1]	JD.com, Inc.	166,234
229		KB HOME	7,898
1,253		Kia Corp.	86,609
517		Koito Manufacturing Co. Ltd.	18,847
139		LG Electronics, Inc.	11,759
8,000		Li Ning Co. Ltd.	61,678
198		Lotte Shopping Co. Ltd.	16,198
957		Lowe’s Cos., Inc.	186,902
1,321		LVMH Moet Hennessy Louis Vuitton SA	849,529
1,404		Macy’s, Inc.	33,205
1,963		Marriott International, Inc., Class A	336,812
149		Marriott Vacations Worldwide Corp.	22,010
8,900		McDonald’s Holdings Co. (Japan), Ltd.	346,262
6,855	[1]	Meituan	161,546
395	[1]	Meritage Corp.	33,697
19,868		MGM Resorts International	694,784
18,200		Minor International PCL	18,592
266	[1]	Mister Car Wash, Inc.	3,229
1		Mr. Price Group Ltd.	13
257		Naspers Ltd., Class N	28,168
3,108		Next PLC	254,595
1,945	[1,2]	Ozon Holdings PLC, ADR	0
88		Page Industries Ltd.	51,288
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
28,100		Pan Pacific International Holdings Corp.	$ 431,718
28,300		Panasonic Holdings Corp.	259,276
251		Patrick Industries, Inc.	15,088
162,500		PT Astra International Tbk	81,878
71,000		PTT Oil & Retail Business PCL	57,527
6,371		Puma AG Rudolf Dassler Sport	473,469
435		Red Rock Resorts, Inc.	16,848
1,000		Rinnai Corp.	69,092
1,100		Ryohin Keikaku Co. Ltd.	11,669
18,500		SAIC Motor Corp. Ltd.	47,706
11,100		Sekisui Chemical Co.	158,948
13,400		Sekisui House Ltd.	238,151
19,500		Sharp Corp.	158,207
33		Signet Jewelers Ltd.	1,967
1,282		Smith & Wesson Brands, Inc.	19,845
302		Standard Motor Products, Inc.	12,065
520		Stanley Electric Co. Ltd.	9,415
2,744		Suzuki Motor Corp.	81,019
14,217		Tabcorp Holdings Ltd.	9,469
1,317		Target Corp.	213,196
1	[1]	Target Hospitality Corp.	6
1,195	[1]	Terminix Global Holdings, Inc.	51,875
2,766	[1]	Tesla, Inc.	2,097,347
14,217	[1]	The Lottery Corp.	48,361
37,913		The Wendy’s Co.	706,698
311		TJX Cos., Inc.	19,770
15,600		Toyota Motor Corp.	259,053
2,515		Trent Ltd.	36,619
108	[1]	Tri Pointe Homes, Inc.	2,276
14,408		Vibra Energia SA	58,935
159	[1]	Vista Outdoor, Inc.	6,128
49		Winnebago Industries, Inc.	2,423
1		Woolworths Holdings Ltd.	4
5,628		Wyndham Hotels & Resorts, Inc.	450,972
32,000		Yadae Group Holdings Ltd.	51,447
2,200		Yamaha Motor Co.	44,493
7,775		Zhongsheng Group Holdings	54,831
59,518	[1]	Zomato Ltd.	58,338
		TOTAL	16,913,598
		Consumer Staples— 5.8%
1,612		Abdullah Al Othaim Markets Co.	47,528
54,982		Albertsons Cos., Inc.	1,679,701
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
9		Alimentation Couche-Tard, Inc.	$ 409
27,571		Altria Group, Inc.	1,491,315
30,467		Ambev SA	90,967
15,656		Archer-Daniels-Midland Co.	1,421,878
1,304	[1]	Avenue Supermarts Ltd.	66,555
19,374		Becle SA de CV	44,575
3,256		Bid Corp. Ltd.	69,749
3,127		BIM Birlesik Magazalar AS	15,695
35	[1]	BJ’s Wholesale Club Holdings, Inc.	2,025
2,100		Budweiser Brewing Co. APAC Ltd.	5,552
1,300		C.P. 7-Eleven Public Co. Ltd.	2,515
2,124		Carrefour SA	43,416
13,641		China Mengniu Dairy Co. Ltd.	69,646
2,000		China Resources Enterprises Ltd.	12,397
5		Chocoladefabriken Lindt & Sprungli AG	518,410
41		Chocoladefabriken Lindt & Sprungli AG	412,264
480		Clicks Group, Ltd.	9,290
26		Coca-Cola Bottling Co.	14,689
1,625		Colgate-Palmolive (India) Ltd.	33,962
6,103		Costco Wholesale Corp.	2,845,341
26,283		Diageo PLC	1,220,509
371		E-Mart Co. Ltd.	34,660
52,469		Endeavour Group Ltd.	273,173
828		Estee Lauder Cos., Inc., Class A	210,850
65,740		Flowers Foods, Inc.	1,814,424
1,291		Fomento Economico Mexicano, SA de C.V.	9,659
1,931		George Weston Ltd.	236,999
2		Gruma S.A., Class B	24
20,176		Grupo Bimbo S.A.B. de CV, Class A	66,165
14,600		Guangdong Wens Foodstuff Group Co. Ltd.	39,623
2,597	[1]	HelloFresh SE	96,532
396	[1]	Herbalife Ltd.	8,629
821		Hindustan Lever Ltd.	24,658
24,738		Imperial Brands PLC	558,739
466		Inter Parfums, Inc.	34,391
8,346		JBS S.A.	62,518
1,124		Jeronimo Martins SGPS SA	23,011
13,300		Kao Corp.	535,419
637		Kerry Group PLC	65,860
12,849		Kesko	322,045
70		Kimberly-Clark Corp.	9,311
4,315		Kobayashi Pharmaceutical Co. Ltd.	289,129
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
1,666		Kobe Bussan Co. Ltd.	$ 40,254
320		Korea Tobacco & Ginseng Corp.	21,982
600		Lion Corp.	6,694
2,103		Loblaw Cos. Ltd.	194,014
2,028		L’Oreal SA	716,930
2,428		Metro, Inc., Class A	134,103
273		Nestle India Ltd.	62,211
7,234		Nestle S.A.	885,177
711	[1]	Olaplex Holdings, Inc.	11,461
47,500		Osotspa PCL	48,246
1,039		Procter & Gamble Co.	153,647
95,746		PT Indofood Sukses Makmur	43,332
14,508		Raia Drogasil S.A.	63,038
59,589		Reynolds Consumer Products, Inc.	1,622,013
86		Sanderson Farms, Inc.	17,157
176		Sanfilippo (John B. & Sons), Inc.	13,443
5,496		Savola Group Co.	55,095
4,786		Shoprite Holdings Ltd.	65,914
16,700		Sime Darby Plantation Bhd	19,176
90,400		Thai Union Frozen Products Public Co. Ltd.	45,444
765		The Anderson’s, Inc.	28,772
405	[1]	The Simply Good Foods Co.	16,184
25,166		Tingyi (Cayman Isln) Hldg Co.	44,546
6,600		Tongwei Co. Ltd.	44,704
393		Toyo Suisan Kaisha Ltd.	14,671
15,327		Tyson Foods, Inc., Class A	1,373,453
744	[1]	United Natural Foods, Inc.	31,553
2,999	[1]	United Spirits Ltd.	31,279
3,065		Vector Group Ltd.	37,730
906	[1]	Veru, Inc.	11,724
8,776		Wal-Mart de Mexico SAB de C.V.	32,454
437		WalMart, Inc.	56,211
57,000		Want Want China Holdings Ltd.	56,709
33,802		WH Group Ltd.	25,911
		TOTAL	20,859,439
		Energy— 7.8%
2,388		APA Corp.	112,260
172		Arch Resources, Inc.	26,288
1		Archrock, Inc.	10
1		Berry Petroleum Co.	11
236,822		BP PLC	1,283,636
1,012		Brigham Minerals, Inc.	30,674
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Energy— continued
6,753		Canadian Natural Resources Ltd.	$ 446,925
70,740		Cenovus Energy, Inc.	1,639,046
2	[1]	Centennial Resource Development, Inc.	16
1,017		Championx Corp.	23,666
4,528		Cheniere Energy, Inc.	619,295
331		Chesapeake Energy Corp.	32,233
4,130		Chevron Corp.	721,346
59,000		China Coal Energy Co.	53,744
62,000		China Petroleum & Chemical Corp.	29,832
7,000		China Shenhua Energy Co. Ltd.	23,265
43,000		China Suntien Green Energy Corp. Ltd.	24,883
129		Civitas Resources, Inc.	9,849
39,223		ConocoPhillips	4,407,096
1		Continental Resources, Inc.	68
10,691		Coterra Energy, Inc., Class A	367,022
96,400		ENEOS Holdings, Inc.	387,004
1,565		EOG Resources, Inc.	214,342
16,477		EQT Corp.	786,282
3,835		Exxaro Resources Ltd.	54,245
67,331		Exxon Mobil Corp.	6,463,776
1,997		Galp Energia SGPS SA	26,284
745		GS Holdings Corp.	27,307
1,697		Hess Corp.	208,850
499		Hyundai Robotics Co. Ltd.	25,162
17,102		Imperial Oil Ltd.	936,733
2	[1]	Indian Oil Corp. Ltd.	3
1,751		Magnolia Oil & Gas Corp.	48,345
78,822		Marathon Oil Corp.	2,477,375
1,005		Matador Resources Co.	61,205
1		MOL Hungarian Oil & Gas PLC	7
1	[1]	Nextier Oilfield Solutions, Inc.	11
1,156		Northern Oil and Gas, Inc.	37,790
145		Oasis Petroleum, Inc.	23,016
3,270		Occidental Petroleum Corp.	226,644
2,748	[1]	Oceaneering International, Inc.	34,955
5		Oil & Natural Gas Corp. Ltd.	10
582		OMV AG	33,994
5,086		Ovintiv, Inc.	284,765
156		Parkland Fuel Corp.	4,645
9,130		PDC Energy, Inc.	722,548
551	[1]	Peabody Energy Corp.	13,009
87,177		PetroChina Co. Ltd.	45,973
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Energy— continued
59,200		PetroChina Co. Ltd.	$ 49,769
17,896		Petroleo Brasileiro SA	125,242
2,469		Pioneer Natural Resources, Inc.	686,234
244,500		PT Adaro Energy	54,811
27,300		PT United Tractors	58,272
900		PTT Public Co. Ltd.	1,005
6,455	[1]	Rabigh Refining and Petrochemical Co.	46,783
6,913		Reliance Industries Ltd.	233,686
159		RPC, Inc.	1,488
12,031		Saudi Arabian Oil Co. (Aramco)	134,390
1	[1]	Select Energy Services, Inc.	8
18,600		Shaanxi Coal Industry Co. Ltd.	52,723
9,507		Shell PLC	281,569
983		SM Energy Co.	47,449
9,673		Suncor Energy, Inc.	389,184
10,393		Targa Resources, Inc.	748,504
12,123	[2]	Tatneft	0
2	[1]	Tetra Technologies, Inc.	10
10,376		TotalEnergies SE	613,468
17,307		Ultrapar Participacoes SA	52,330
7,436		Valero Energy Corp.	963,706
561		Whiting Petroleum Corp.	49,626
17,033		Woodside Energy Group Ltd.	362,282
1		World Fuel Services Corp.	25
18,606		Yankuang Energy Group Co., Ltd., Class H	60,709
		TOTAL	28,008,718
		Financials— 10.0%
6,411		ABSA Group Ltd.	75,216
222		Ageas	11,190
8,200		AIA Group Ltd.	83,875
5,405		Al Rajhi Bank	142,439
5,698		Alinma Bank	58,447
8,672		Allstate Corp.	1,185,376
5,573		American International Group, Inc.	327,024
956		Ameris Bancorp	43,584
43,740		Assicurazioni Generali SpA	796,588
8,343		Australia & New Zealand Banking Group, Melbourne	149,629
127,349		Aviva PLC	690,917
23,506		AXA SA	594,556
1,778		Axis Bank Ltd.	15,519
36,938		B3 SA - Brasil Bolsa Balcao	99,252
251		Bajaj Finance Ltd.	19,620
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
18,174	[1]	Banco Bradesco SA	$ 64,550
458,339		Banco de Chile	47,708
22,860		Banco de Oro	58,162
1,001,458		Banco Santander Chile SA	50,089
1,606	[1]	Bancorp, Inc., DE	33,453
85,100		Bangkok Commercial Asset Management PLC	46,513
5,588		Bank Hapoalim BM	51,828
49,300	[1]	Bank Jago Tbk PT	31,693
18		Bank Leumi Le-Israel	179
61,436		Bank of America Corp.	2,285,419
96,388		Bank of China Ltd.	38,601
85,456		Bank of Communications Ltd.	58,248
63,800		Bank of Communications Ltd.	47,039
19,500		Bank of Hangzhou Co. Ltd.	39,911
111		Bank of Montreal	12,075
5,000		Bank of Nanjing Co. Ltd.	8,108
18,414		Bank of New York Mellon Corp.	858,277
1,854		Bank of Nova Scotia, Toronto	125,735
20,270		Bank of The Philippine Islands	38,226
2,592		Bank Pekao SA	56,437
427		Bank Zachodni WBK S.A.	25,767
72,065		Barclays PLC	153,598
10,810		BB Seguridade Participacoes SA	61,140
6,509	[1]	Berkshire Hathaway, Inc., Class B	2,056,714
1		BGC Partners, Inc., Class A	3
2		BlackRock, Inc.	1,338
2,341		Blackstone, Inc.	275,746
2	[1]	Bright Health Group, Inc.	3
1,196		Bupa Arabia For Cooperative Insurance Co.	50,300
698		Byline Bancorp, Inc.	17,436
13,196		Capital One Financial Corp.	1,687,241
388		Capitec Bank Holdings Ltd.	55,887
39,153		Cathay Financial Holding Co. Ltd.	74,964
97,100		Chiba Bank Ltd.	499,495
303,501		China Construction Bank Corp.	225,774
31,904		China Development Financial Holding Corp.	17,733
16,045		China Merchants Bank Co. Ltd.	101,257
89,422		Chinatrust Financial Holding Co. Ltd.	83,289
53,100		CIMB Group Holdings Berhad	62,416
25,122		Citizens Financial Group, Inc.	1,039,548
45,305		Commerzbank AG, Frankfurt	392,904
1,246		ConnectOne Bancorp, Inc.	34,340
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
519	[1]	Customers Bancorp, Inc.	$ 21,435
3,366		Danske Bank A/S	55,084
14,673		DBS Group Holdings Ltd.	330,607
45,493		Deutsche Bank AG	506,458
11,854		Discover Financial Services	1,345,310
1,684		DNB Bank ASA	34,140
725		Dongbu Insurance Co. Ltd.	37,983
6,090		East West Bancorp, Inc.	447,859
3,014		EQT AB	88,769
1,360		Erste Group Bank AG	42,447
1,050		Essent Group Ltd.	44,929
91	[1]	Eurobank Ergasias SA	102
1,645		Fairfax Financial Holdings Ltd.	912,947
11,693		FinecoBank Banca Fineco SPA	165,595
5,739		First American Financial Corp.	347,726
2,922		First BanCorp	43,625
26,932		FirstRand Ltd.	124,526
34,700		Fubon Financial Holdings Co., Ltd.	76,426
15,367		Gjensidige Forsikring ASA	335,248
435		Goldman Sachs Group, Inc.	142,180
31,470		Great-West Lifeco, Inc.	863,599
3,510		Grupo Financiero Banorte S.A. de C.V.	22,691
998		Grupo Financiero Inbursa, S.A. de C.V., Class O	2,059
861		Hancock Whitney Corp.	42,912
249		Hannover Rueckversicherung SE	38,044
27,688		Hargreaves Lansdown PLC	299,371
76		HomeStreet, Inc.	3,064
16,419		Hong Kong Exchanges & Clearing Ltd.	703,810
10,400		Hong Leong Credit Berhad	47,892
48		Houlihan Lokey, Inc.	4,125
3,437		Housing Development Finance Corp. Ltd.	101,459
2,831		HSBC Holdings PLC	18,971
19,244		ICICI Bank Ltd.	183,896
109,813		Industrial & Commercial Bank of China	65,887
17,400		Industrial Bank Co. Ltd.	51,417
161,091		Intesa Sanpaolo SpA	351,825
638		Janus Henderson Group PLC	17,934
12,300		Japan Exchange Group, Inc.	193,741
1,778		KB Financial Group, Inc.	86,941
1,374		KBC Groupe	85,802
64		Kinsale Capital Group, Inc.	14,072
113,500		Krung Thai Bank PLC	50,160
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
40,323		Legal & General Group PLC	$ 132,173
23,000		Malayan Banking BHD	47,783
397	[1]	MBIA Insurance Corp.	5,562
279,738		Medibank Private Ltd.	645,479
33		Merchants Bancorp, Inc.	841
16,370		Mercury General Corp.	801,311
606		Meritz Fire & Marine Insurance Co. Ltd.	18,867
45,790		Metro Bank and Trust Co.	48,018
1		MetroCity Bankshares, Inc.	20
3	[1]	Metropolitan Bank Holding Corp.	232
881		MFA Financial, Inc.	11,911
1,107		Mizrahi Tefahot Bank Ltd.	36,426
176		Moelis & Co.	8,258
5,319		Morgan Stanley	458,179
484	[1]	Mr. Cooper Group, Inc.	20,986
449		National Bank Holdings Corp.	18,297
2,110		Navient Corp.	33,760
4,758		Nedbank Group Ltd.	72,147
1,715	[1]	NMI Holdings, Inc.	31,916
41,982		Nordea Bank Abp	427,458
1,396		OFG Bancorp.	39,563
30,500		ORIX Corp.	579,096
834		OTP Bank RT	19,867
46,085		Oversea-Chinese Banking Corp. Ltd.	397,211
245		Pennymac Financial Services, Inc.	12,010
85,000		People’s Insurance, Co. (Group) of China Ltd.	26,638
60,000		PICC Property and Casualty Co., Ltd., Class H	58,206
10,182		Ping An Insurance (Group) Co. of China Ltd.	64,592
269		Piper Jaffray Cos., Inc.	35,452
62,000		Postal Savings Bank of China Co. Ltd.	45,900
55,800		Postal Savings Bank of China Co. Ltd.	43,955
5,735		Powszechny Zaklad Ubezpieczen SA	43,500
298		Premier Financial Corp.	8,097
5,823		Principal Financial Group, Inc.	424,671
15,872		Progressive Corp., OH	1,894,799
3,182		Prudential Financial, Inc.	338,087
147,140		PT Bank Central Asia	78,166
18,600		PT Bank Mandiri Tbk	10,835
4,000		PT Bank Negara Indonesia	2,515
142,500		PT Bank Rakyat Indonesia Tbk	45,202
50,300		Public Bank Berhad	54,355
641		QCR Holdings, Inc.	35,524
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
575		Raiffeisen Bank International AG	$ 7,638
15,926		Rand Merchant Investment Holdings Ltd.	29,238
935		Reinsurance Group of America	117,670
1,052		Riyad Bank	10,754
5,807		Royal Bank of Canada	606,800
244		Samsung Life Insurance Co., Ltd.	13,420
16,123		Sanlam Ltd.	69,538
532		Selective Insurance Group, Inc.	42,188
25,900		Shanghai Pudong Development Bank Co. Ltd.	30,877
95,023		Sinopac Holdings Co.	59,296
36,646		SLM Corp.	717,895
29,800		Srisawad Power 1979 PCL	48,345
2,211		St. James’s Place Capital PLC	36,121
7,924		Standard Bank Group Ltd.	90,530
12,039		State Bank of India	72,422
589		Stewart Information Services Corp.	32,684
340		Stifel Financial Corp.	21,818
102,097		Suncorp Group Ltd.	830,158
3,005		Swiss Re AG	247,947
1,785		Synchrony Financial	66,116
6,134		The National Commercial Bank	118,369
3,343		The Travelers Cos., Inc.	598,531
3,926		Toronto Dominion Bank	300,025
1,354		TowneBank	39,916
40,387		UBS Group AG	760,541
2,000		United Overseas Bank Ltd.	42,961
1		Unum Group	36
95		Virtus Investment Partners, Inc.	18,303
6,200		WisdomTree Investments, Inc.	36,890
2,501		Woori Financial Group Inc.	30,182
144	[1]	World Acceptance Corp.	21,322
72,409		Yuanta Financial Holding Co. Ltd.	60,544
		TOTAL	35,772,384
		Health Care— 9.2%
51,500		3SBio, Inc.	38,241
20,559		Abbott Laboratories	2,414,861
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
125	[1]	Addus Homecare Corp.	10,438
1	[1]	Affimed N.V.	3
3,192	[1]	Alector, Inc.	28,281
1	[1]	Alignment Healthcare, Inc.	11
328	[1]	AMN Healthcare Services, Inc.	31,783
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
7,522	[1]	Amneal Pharmaceuticals, Inc.	$ 27,305
110	[1]	Amphastar Pharmaceuticals, Inc.	4,085
184		Anthem, Inc.	93,768
17,959	[1]	Antigenics, Inc.	29,992
1		Aspen Pharmacare Holdings Ltd.	10
6,100		Astellas Pharma, Inc.	97,595
1	[1]	Atea Pharmaceuticals, Inc.	8
270	[1]	Avanos Medical, Inc.	7,746
12,909	[1]	Avantor, Inc.	413,604
1,459	[1]	Avid Bioservices, Inc.	19,507
97,400		Bangkok Dusit Medical Services Public Co., Ltd.	73,302
6,399		Becton Dickinson & Co.	1,636,864
4,130	[1]	BioMarin Pharmaceutical, Inc.	310,287
3,212	[1]	Cara Therapeutics, Inc.	26,724
891		Carl Zeiss Meditec AG	118,889
3	[1]	Catalyst Pharmaceutical Partners, Inc.	22
108		Celltrion, Inc.	13,977
5,351		Cerner Corp.	507,542
1	[1]	Cerus Corp.	5
84,000		China Traditional Chinese Medicine Holdings Co. Ltd.	44,300
4,795		Cipla Ltd.	61,516
2,721	[1]	Coherus Biosciences, Inc.	19,972
219	[1]	Corvel Corp.	32,666
4,627		CVS Health Corp.	447,662
5,343		Danaher Corp.	1,409,590
1,092		Divi’s Laboratories Ltd.	50,735
9,535		Eli Lilly & Co.	2,988,650
3	[1]	Endo International PLC	2
191		Ensign Group, Inc.	15,503
2,274		Fisher & Paykel Healthcare Corp. Ltd.	31,029
352	[1]	Fulgent Genetics, Inc.	19,188
31		Gedeon Richter Rt	607
379	[1]	Genmab A/S	115,081
1,860		Getinge AB, Class B	53,928
49,384		GlaxoSmithKline PLC	1,078,752
1	[1]	Heron Therapeutics, Inc.	3
8,572		Hikma Pharmaceuticals PLC	183,402
2,371		Hoya Corp.	253,091
2	[1]	Immunogen, Inc.	7
5,580	[1]	Immunovant, Inc.	23,659
483	[1]	Inari Medical, Inc.	31,781
4,011	[1]	Incyte Genomics, Inc.	304,395
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
2	[1]	Innovage Holding Corp.	$ 10
104	[1]	Integer Holdings Corp.	8,297
6,210		Ipsen SA	621,979
159	[1]	iTeos Therapeutics, Inc.	2,783
2,314		Johnson & Johnson	415,432
463,800		Kalbe Farma PT	53,274
4,190	[1]	Karyopharm Therapeutics, Inc.	26,313
1	[1]	LHC Group, Inc.	167
1	[1]	Mannkind Corp.	4
351	[1]	Maravai LifeSciences Holdings, Inc.	10,934
2,221	[1]	MaxCyte, Inc.	10,239
14,902		Medipal Holdings Corp.	208,490
241	[1]	Medpace Holdings, Inc.	34,521
21,143		Medtronic PLC	2,117,471
21,338		Merck & Co., Inc.	1,963,736
112		Merck KGAA	21,047
197	[1]	Meridian Bioscience, Inc.	5,418
232	[1]	ModivCare, Inc.	22,140
301	[1]	Natus Medical, Inc.	9,870
5,102	[1]	Neurocrine Biosciences, Inc.	476,986
1,183	[1]	NextGen Healthcare, Inc.	21,424
7,845		Novo Nordisk A/S	868,596
5,042	[1]	Nuvation Bio, Inc.	17,798
1,429	[1]	Ocugen, Inc.	3,387
1	[1]	Opko Health, Inc.	3
268	[1]	Option Care Health, Inc.	8,136
762		Owens & Minor, Inc.	26,579
595	[1]	Paragon 28, Inc.	10,662
87		Patterson Cos., Inc.	2,748
17,113		Pfizer, Inc.	907,674
6,885	[1,2]	Progenics Pharmaceuticals, Inc.	0
602	[1]	Progyny, Inc.	19,029
8,549	[1]	Qiagen NV	392,827
6,301	[1]	Qiagen NV	289,913
3,162		Quest Diagnostics, Inc.	445,905
87	[1]	QuidelOrtho Corp.	8,221
798	[1]	R1 RCM, Inc.	17,133
2,071	[1]	Regeneron Pharmaceuticals, Inc.	1,376,677
530		Roche Holding AG	180,418
2,195		Roche Holding AG	857,570
1,675		Ryman Healthcare Ltd.	10,894
1	[1]	Sangamo BioSciences, Inc.	4
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
1,249		SD Biosensor, Inc.	$ 50,331
83		Seegene, Inc.	2,955
6,209	[1]	Seres Therapeutics, Inc.	19,248
126		Shanghai Fosun Pharmaceutical Co. Ltd.	530
26,171		Shanghai Pharmaceuticals Holding Co. Ltd.	42,604
12,312		Shionogi and Co.	656,215
4,284		Siemens Healthineers AG	257,063
20,939		Sinopharm Group Co. Ltd.	51,674
236	[1]	SK Bioscience Co. Ltd.	25,696
17,902		Sonic Healthcare Ltd.	470,600
2,549		Sonova Holding AG	905,299
1	[1]	Sorrento Therapeutics, Inc.	2
7,366	[1]	Sotera Health Topco, Inc.	156,896
70,100		Sri Trang Gloves	41,093
62	[1]	Staar Surgical Co.	4,088
417		Stedim	144,062
6,138		Sun Pharmaceutical Industries Ltd.	68,413
765	[1]	Travere Therapeutics, Inc.	17,832
1,311		UCB SA	115,707
221	[1]	Ultragenyx Pharmaceutical, Inc.	10,365
4,003		UnitedHealth Group, Inc.	1,988,610
2,040	[1]	Vanda Pharmaceuticals, Inc.	20,053
7,084	[1]	Vertex Pharmaceuticals, Inc.	1,903,117
1,605	[1]	Vifor Pharma AG	280,033
1,844		West Pharmaceutical Services, Inc.	572,341
4,051		Zoetis, Inc.	692,437
		TOTAL	33,046,876
		Industrials— 6.3%
68		A.P. Moller-Maersk A/S, Class B	197,789
7,576		Airbus Group SE	887,623
48		Alexander and Baldwin, Inc.	4,314
76,572		Alfa, S.A. de C.V., Class A	58,361
3,977		Allison Transmission Holdings, Inc.	159,120
81		Apogee Enterprises, Inc.	3,370
356		Applied Industrial Technologies, Inc.	36,814
347		ArcBest Corp.	26,244
1,256		Ashtead Group PLC	65,818
317	[1]	Atkore, Inc.	34,528
4,941	[1]	Auckland International Airport Ltd.	24,041
77,084		Aurizon Holdings Ltd.	221,863
74		AZZ, Inc.	3,312
17,678		Bharat Electronics Ltd.	53,402
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
4,121		Bidvest Group Ltd.	$ 57,470
21	[1]	BlueLinx Holdings, Inc.	1,736
532		Boise Cascade Co.	41,134
930		Brenntag AG	71,848
608	[1]	Builders Firstsource, Inc.	39,575
4,771		Carrier Global Corp.	187,548
713	[1]	CBIZ, Inc.	29,204
32,549		China COSCO Holdings Co. Ltd., Class H	57,580
93,000	[1]	China Energy Engineering Corp. Ltd.	32,519
30,768		China Railway Group Ltd.	21,198
44,400		China Railway Group Ltd.	43,782
54,700		China State Construction Engineering Corp. Ltd.	45,227
4,000		China State Construction International Holdings Ltd.	4,702
2,716		Cintas Corp.	1,081,864
55,820		Citic Pacific Ltd.	62,639
211		Comfort Systems USA, Inc.	18,931
474		Compagnie de St. Gobain	28,117
1,524	[1]	Cornerstone Building Brands	37,414
16,940	[1]	COSCO SHIPPING Holdings Co. Ltd.	38,961
253		CRA International, Inc.	21,690
1		Crane Holdings Co.	96
22,320		CSX Corp.	709,553
300		Daifuku Co.	18,819
100		Daikin Industries Ltd.	15,993
1,111	[1]	Daseke, Inc.	8,399
1,140		Dassault Aviation SA	193,000
13,767		Deutsche Post AG	569,256
1,504		DSV Panalpina A/S	246,912
284		Emcor Group, Inc.	29,999
5,542		Emerson Electric Co.	491,354
115		Encore Wire Corp.	14,377
16,496		Epiroc AB	277,861
14,000		Evergreen Marine Corp., Taiwan Ltd.	67,382
493		Expeditors International Washington, Inc.	53,658
5,421		Ferguson PLC	651,740
4,831		Fortive Corp.	298,411
1,634		Genco Shipping & Trading Ltd.	41,258
3,708		General Dynamics Corp.	833,966
82	[1]	GMS, Inc.	4,084
1,491		GrafTech International Ltd.	12,942
4,304		Grupo Aeroportuario del Pacifico SA, Class B	64,690
334	[1]	GXO Logistics, Inc.	18,126
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
3,276		Havells India Ltd.	$ 50,884
185		Herc Holdings, Inc.	21,686
864		Hillenbrand, Inc.	36,150
270	[1]	HireRight Holdings Corp.	3,983
16,737		Husqvarna AB, Class B	151,032
5,198		IMCD Group NV	780,617
5,329		Indian Railway Catering & Tourism Corp., Ltd.	47,328
6,298		Ingersoll-Rand, Inc.	296,951
210	[1]	JELD-WEN Holding, Inc.	3,954
6,230		Johnson Controls International PLC	339,597
1,882		Kajima Corp.	20,215
325		KForce Com, Inc.	21,346
594		Kingspan Group PLC	48,906
1,928		KION Group AG	94,469
665		Korn Ferry	40,871
567		Kuehne & Nagel International AG	149,716
2,037		L3Harris Technologies, Inc.	490,713
936		LG Corp.	60,567
5,320		Localiza Rent A Car SA	64,388
566		Lockheed Martin Corp.	249,102
330	[1]	Masonite International Corp.	30,304
945		Matthews International Corp., Class A	30,580
1,093	[1]	Meritor, Inc.	39,534
17,500		Metallurgical Corp. of China Ltd.	9,272
57,100		Mitsubishi Electric Corp.	625,966
13,100		Miura Co. Ltd.	294,015
19,100		MonotaRO Co. Ltd.	279,011
602	[1]	MRC Global, Inc.	6,736
542		Mueller Industries, Inc.	29,187
366	[1]	MYR Group, Inc.	33,529
22,824		NIBE Industrier AB	199,386
3,103		Nordson Corp.	676,082
2,749		Northrop Grumman Corp.	1,286,450
2		nVent Electric PLC	71
50,248		Obayashi Corp.	355,527
354		Old Dominion Freight Lines, Inc.	91,417
4,414		Otis Worldwide Corp.	328,402
1		Owens Corning, Inc.	96
255	[1]	P.A.M. Transportation Services, Inc.	7,102
5,351		Parker-Hannifin Corp.	1,456,382
2		Pitney Bowes, Inc.	9
11,600		Power Construction Corp. of China Ltd.	13,587
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
453		Raytheon Technologies Corp.	$ 43,089
7,100		Recruit Holdings Co. Ltd.	259,500
3,093		Robert Half International, Inc.	278,834
374		Rockwool International A/S	103,873
659		Ryder System, Inc.	52,733
838		S1 Corp.	48,666
2,263	[1]	Samsung Engineering Co. Ltd.	44,907
2,454		Schneider Electric SA	340,895
36,532		Schneider National, Inc.	881,882
2,300		SG Holdings Co. Ltd.	41,340
55,900		Shimizu Corp.	296,747
128	[1]	SkyWest, Inc.	3,451
134		Snap-On, Inc.	29,732
9,951		Sohgo Security Services Co. Ltd.	274,792
15,400		TBEA Co. Ltd.	51,957
576		Terex Corp.	20,385
783		TFI International, Inc.	64,300
97		Thomson Reuters Corp.	9,601
17	[1]	Titan Machinery, Inc.	449
875		Trane Technologies PLC	120,802
244	[1]	TriNet Group, Inc.	19,164
7		UFP Industries, Inc.	540
21		Unifirst Corp.	3,432
4,206		United Parcel Service, Inc.	766,543
30	[1]	Veritiv Corp.	4,360
6,867		Wabtec Corp.	648,657
10,300		Wan Hai Lines Ltd.	55,466
17,149		Wartsila OYJ, Class B	145,490
11,282		Weg SA	60,225
86	[1]	WESCO International, Inc.	10,800
483		Wolters Kluwer NV	47,807
6,811		WSP Global, Inc.	751,830
		TOTAL	22,568,983
		Information Technology— 10.3%
51,658		Acer Sertek, Inc.	51,658
625	[1]	ACI Worldwide, Inc.	16,650
360		Advanced Energy Industries, Inc.	29,326
4,118	[1]	Advanced Micro Devices, Inc.	419,459
2,526		Advantest Corp.	173,379
76	[1]	Adyen BV	118,355
84	[1]	Alarm.com Holdings, Inc.	5,311
47	[1]	Allegro MicroSystems, Inc.	1,210
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,520		Amkor Technology, Inc.	$ 31,069
187	[1]	AppFolio, Inc.	18,734
55,504		Apple, Inc.	8,261,215
10,520		Applied Materials, Inc.	1,233,891
21,000		ASE Industrial Holding Co. Ltd.	75,044
619		ASM International NV	192,573
1,691		ASML Holding N.V.	975,116
4,783		Asustek Computer, Inc.	56,101
1,146		Automatic Data Processing, Inc.	255,489
1		Avnet, Inc.	48
686		Bechtle AG	30,588
291	[1]	Blackbaud, Inc.	18,522
475	[1]	Blackline, Inc.	34,779
3,621	[1]	Block, Inc.	316,874
15,851		Brother Industries Ltd.	291,559
800	[1]	Cambium Networks Corp.	11,432
1,037		Capgemini SE	201,416
243		Cass Information Systems, Inc.	8,291
2,925	[1]	CGI, Inc., Class A	249,915
35,477		Cisco Systems, Inc.	1,598,239
3,287		Cognizant Technology Solutions Corp.	245,539
62,537		Compal Electronics, Inc.	49,429
122		Concentrix Corp.	18,897
1,335	[1]	Corsair Gaming, Inc.	21,427
410		CSG Systems International, Inc.	25,498
59	[1]	Datto Holding Corp.	2,071
576	[1]	DocuSign, Inc.	48,332
136	[1]	DoubleVerify Holdings, Inc.	3,026
16,899	[1]	Dropbox, Inc.	352,175
210	[1]	Duck Creek Technologies LLC	3,900
2	[1]	DXC Technology Co.	70
2	[1]	Dynatrace Holdings LLC	75
4,009	[1]	E2open Parent Holdings, Inc.	32,393
1,097	[1]	EPAM Systems, Inc.	371,356
2,727	[1]	Fortinet, Inc.	802,120
2,094		Fujitsu Ltd.	313,572
4,397	[1]	Gartner, Inc., Class A	1,153,773
1,774	[1]	GoDaddy, Inc.	133,139
8,200		GoerTek, Inc.	50,092
16		HCL Technologies Ltd.	213
17,367		Hon Hai Precision Industry Co. Ltd.	67,423
772	[1]	HubSpot, Inc.	260,697
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
79	[1]	Informatica, Inc.	$ 1,612
11,032		Infosys Ltd.	214,927
236	[1]	Insight Enterprises, Inc.	23,322
700		Ja Solar Technology Co. Ltd.	9,822
1,288		Jabil, Inc.	79,238
157		Kulicke & Soffa Industries	8,505
186		Lam Research Corp.	96,726
329		Larsen & Toubro Ltd.	18,080
49,224		Lenovo Group Ltd.	48,253
525		LG Display Co. Ltd.	7,341
179		LG Innotek Co., Ltd.	55,487
24,145		Lite-On Technology Corp.	52,434
1,607		Logitech International SA	98,130
1	[1]	Mandiant, Inc.	22
2,412		Mastercard, Inc.	863,182
414		Maximus, Inc.	26,864
591	[1]	MaxLinear, Inc.	23,398
5,197		MediaTek, Inc.	161,008
95		Methode Electronics, Inc., Class A	4,280
24,742		Microsoft Corp.	6,726,608
10,000		Micro-Star International Co.	46,356
1,149		Mindtree Ltd.	45,161
962		Mphasis Ltd.	31,982
92	[1]	N-able, Inc.	920
3,000		Nan Ya Printed Circuit Board Corp.	40,407
1,000		NAURA Technology Group Co. Ltd.	40,502
889		Nemetschek AG	63,432
1,122	[1]	NeoPhotonics Corp.	17,290
427		NetApp, Inc.	30,723
259	[1]	Netgear, Inc.	4,934
25,115		Nokia Oyj	126,398
7,500		Nomura Research Institute Ltd.	205,939
3,232		NVIDIA Corp.	603,479
316		NXP Semiconductors NV	59,964
400		Omron Corp.	22,960
2	[1]	ON Semiconductor Corp.	121
6,040		Otsuka Corp.	191,021
4,693	[1]	Palantir Technologies, Inc.	40,735
2		Paychex, Inc.	248
141	[1]	Paylocity Corp.	24,655
104,908	[1]	Paysafe Ltd.	286,399
10,000		Prime View International Co., Ltd.	69,493
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
793		Progress Software Corp.	$ 38,310
2,753	[1]	PTC, Inc.	320,807
2,463		Qualcomm, Inc.	352,751
12,317		Quanta Computer, Inc.	33,705
3	[1]	Ribbon Communications, Inc.	8
14,800		Ricoh Co. Ltd.	123,979
13,370		Sage Group PLC/The	110,683
416	[1]	SailPoint Technologies Holding	26,391
1		Samsung Electro-Mechanics Co.	124
11,558		Samsung Electronics Co. Ltd.	629,413
34		Samsung SDI Co. Ltd.	15,711
48	[1]	Sanmina Corp.	2,107
3,280		SAP SE	326,738
44	[1]	ScanSource, Inc.	1,705
3,013		Shimadzu Corp.	110,348
1,748		SK Hynix, Inc.	151,951
1,314	[1]	SK Square Co., Ltd.	50,208
1,608	[1]	SMART Global Holdings, Inc.	39,637
569	[1]	Snowflake, Inc.	72,633
1	[1]	SPS Commerce, Inc.	107
2		SS&C Technologies Holdings, Inc.	128
6,767		STMicroelectronics N.V.	270,785
9,600		Sumisho Computer Systems Corp.	160,490
19,655		Synnex Technology International Corp.	47,464
421	[1]	Synopsys, Inc.	134,383
55,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,056,973
1,698		Tata Consultancy Services Ltd.	73,674
4,418		Tech Mahindra Ltd.	67,562
4,695		Telefonaktiebolaget LM Ericsson	38,118
11,168	[1]	Teradata Corp.	429,186
289		TTEC Holdings, Inc.	19,490
113	[1]	Tucows, Inc.	5,471
9,000		Unimicron Technology Corp.	66,309
54,568		United Microelectronics Corp.	96,565
4,625		Visa, Inc., Class A	981,286
1,898		Vishay Intertechnology, Inc.	38,795
1,821		Wisetech Global Ltd.	54,635
149	[1]	Wix.com Ltd.	9,388
5,127	[1]	Workday, Inc.	801,350
27,000		WPG Holdings Co., Ltd.	49,010
31,113		Xerox Holdings Corp.	585,547
4,700		Yamatake-Honeywell	138,671
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
3,300		Yokogawa Electric Corp.	$ 59,371
808	[1]	Zoom Video Communications, Inc.	86,820
		TOTAL	36,782,605
		Materials— 3.6%
1,827		ACC Ltd.	51,730
867		AdvanSix, Inc.	40,169
3,914		Alcoa Corp.	241,572
44,236	[2]	Alrosa AO	0
48,000		Aluminum Corp. of China Ltd.	21,413
9,600	[1]	Aluminum Corp. of China Ltd.	7,371
2,274		Anglo American PLC	111,329
13,624		ArcelorMittal SA	438,831
19,300		Asahi Kasei Corp.	155,823
20		Asian Paints (India) Ltd.	730
17,309		BHP Steel Ltd.	224,096
13,141		Boliden AB	552,961
13,141	[1]	Boliden AB	20,830
516		Cabot Corp.	39,015
2,703		CF Industries Holdings, Inc.	266,975
14,356		Chemours Co./The	618,600
3,401	[2]	Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	26,898
48,600		China Molybdenum Co. Ltd.	34,765
38,000		China National Building Material Co. Ltd.	47,939
1,563	[1]	Cleveland-Cliffs, Inc.	36,230
1,239		Commercial Metals Corp.	49,226
10,101		Companhia Siderurgica Nacional SA	46,418
10,134		Companhia Vale Do Rio Doce	183,828
1,263	[1]	Constellium SE	21,332
3,030		CRH PLC	125,382
246	[1]	Diversey Holdings, Ltd.	2,411
27,000		Dongyue Group Ltd.	34,257
3,254		Dow, Inc.	221,207
10,305		DuPont de Nemours, Inc.	699,194
9,791		Eagle Materials, Inc.	1,278,313
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
64		Givaudan SA	235,612
53,440		Glencore PLC	351,444
1		Greif, Inc.	59
11,012		Gujarat Ambuja Cements Ltd.	52,489
614		Hawkins, Inc.	22,202
6,831		HeidelbergCement AG	396,693
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
10,956		Hindalco Industries Ltd.	$ 60,287
64		Honam Petrochem Corp.	10,554
294		Hyundai Steel Co.	9,764
1,306		International Paper Co.	63,276
348	[1]	Intrepid Potash, Inc.	22,923
29,473		Israel Chemicals Ltd.	327,890
7,078		JSW Steel Ltd.	50,511
10,100		Kansai Paint Co. Ltd.	125,184
390		Korea Kumho Petrochemical Co. Ltd.	50,304
24,000	[1]	Minmetals Resources Ltd.	10,200
1,173		Mitsubishi Gas Chemical Co., Inc.	18,982
3,850		Nitto Denko Corp.	278,494
362	[2]	Norilsk Nickel	0
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
19,787		Nuevo Grupo Mexico SA, Class B	97,696
9,874		Nutrien Ltd.	964,956
6,788		Olin Corp.	446,583
21,331		Orbia Advance Corp. SAB de CV	57,391
24,500		Petronas Chemicals BHD	57,326
4	[2]	Polymetal International PLC	0
274	[2]	Polyus PJSC	0
344		POSCO	80,137
115,100		PT Aneka Tambang Tbk	19,631
4,315		Queen’s Road Capital Investment Ltd.	2,661
8,694		Rio Tinto Ltd.	710,728
7,375		Rio Tinto PLC	534,809
66,277	[1,2]	Rusal	0
685		Ryerson Holding Corp.	20,646
4,185		Sahara International Petrochemical Co.	59,783
132	[1]	Sasol Ltd.	3,465
1,694		Saudi Arabian Fertilizers Co.	66,387
860	[1]	Saudi Arabian Mining Co.	14,921
2,794		Saudi Basic Industries Corp.	85,349
7,636		Sealed Air Corp.	474,807
2,185		Sherwin-Williams Co.	585,667
131	[1]	Shree Cement	37,257
569		Sika AG	157,609
967		Smurfit Kappa Group PLC	39,135
87,160		South32 Ltd.	310,565
1,821		SRF Ltd.	57,723
2		SunCoke Energy, Inc.	16
791		Sylvamo Corp.	40,135
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
4,569		Tata Steel Ltd.	$ 62,158
923	[1]	TimkenSteel Corp.	21,321
19,200		Toray Industries, Inc.	99,075
920		Tronox Holdings PLC	16,569
746		Ultra Tech Cement, Ltd.	57,917
4		United Phosphorous Ltd.	40
459		Va Stahl Ag	13,444
1,098		Valhi, Inc.	50,925
11,340		Vedanta Ltd.	47,205
638		Warrior Met Coal, Inc.	21,450
270		Worthington Industries, Inc.	12,593
5,054		Zijin Mining Group Co. Ltd.	6,806
		TOTAL	13,020,599
		Real Estate— 2.0%
2,713		American Finance Trust, Inc.	21,650
4,415		American Tower Corp.	1,130,814
14,631		British Land Co. PLC/The	97,021
1,096		CareTrust REIT, Inc.	20,309
480	[1]	CBRE Group, Inc.	39,763
285,000	[2]	China Evergrande Group	42,565
40,000		China Overseas Property Holdings Ltd.	46,350
874		City Office REIT, Inc.	12,184
147		Crown Castle International Corp.	27,878
2		Cubesmart	89
1,700		Daito Trust Construction Co. Ltd.	150,020
6,100		Daiwa House Industry Co. Ltd.	146,712
1	[1]	Dar Al Arkan Real Estate Development Co.	3
1,793	[1]	DigitalBridge Group, Inc.	10,794
6,802		Diversified Healthcare Trust	15,440
3		DLF Ltd.	13
5,157		Douglas Elliman, Inc.	29,653
1		Duke Realty Corp.	53
222		Equinix, Inc.	152,534
166		Extra Space Storage, Inc.	29,581
6,632		Franklin Street Properties Corp.	29,977
150,000		Franshion Properties of China Ltd.	40,056
4,800		Gemdale Corp.	8,543
539		Global Medical REIT, Inc.	7,007
21,491		Goodman Group	315,623
26,911		Greentown China Holdings Ltd.	46,565
663		Independence Realty Trust	15,587
1,745		Kennedy-Wilson Holdings, Inc.	36,750
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
3,359		Klepierre SA	$ 76,702
67,200		Land & Houses Public Co. Ltd.	17,578
1,251		LEG Immobilien SE	128,688
40,574		Mapletree Logistics Trust	48,496
3,696		Mid-American Apartment Communities, Inc.	668,976
13,000		Mitsubishi Estate Co. Ltd.	192,312
756		National Storage Affiliates Trust	39,652
2,634		NEPI Rockcastle PLC	16,544
826		Newmark Group, Inc.	9,144
214		Plymouth Industrial REIT, Inc.	4,346
400		Poly Real Estate Group Co. Ltd.	929
1,233		Preferred Apartment Communities, Inc.	30,751
13,268		ProLogis, Inc.	1,691,405
2,985		Public Storage	986,960
2,650		RioCan REIT	47,664
2,766		RPT Realty	33,662
19,000		Ruentex Development Co., Ltd.	50,320
19,865		Seazen Group Ltd.	8,322
1		STAG Industrial, Inc.	33
63,000		Sun Hung Kai Properties Ltd.	767,500
17,000	[2]	Sunac China Holdings	9,200
1,556		UMH Properties, Inc.	30,638
36,000		Yuexiu Property Co., Ltd.	39,113
		TOTAL	7,372,469
		Utilities— 3.1%
2,144		Adani Gas Ltd.	66,157
646		Brookfield Infrastructure Corp.	45,575
96		Canadian Utilities Ltd., Class A	3,046
863		CEZ A.S.	42,028
184,396		CGN Power Co. Ltd.	48,193
140		Chesapeake Utilities Corp.	18,700
39,600		China National Nuclear Power Co. Ltd.	43,122
649		Companhia de Saneamento Basico do Estado de Sao Paulo	6,252
3,308		Constellation Energy Corp.	205,361
1,150		EDP Renovaveis SA	28,198
1,490		Enagas SA	34,105
23,498		Endesa SA	520,623
11,050		Energias de Portugal SA	55,423
12,154		Engie	163,429
759		Engie Brasil Energia SA	7,011
685		Entergy Corp.	82,419
11,009		Equatorial Energia SA	55,085
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Utilities— continued
26,675		Evergy, Inc.	$ 1,865,649
24,904	[1]	Gail India Ltd.	47,199
41,884		Hawaiian Electric Industries, Inc.	1,808,132
4,000		Huaneng Power International, Inc.	2,019
9,690		Hydro One Ltd.	270,280
3,999		Iberdrola SA	47,398
2		Indraprastha Gas Ltd.	10
14,100		Kansai Electric Power Co., Inc.	137,367
101		Korea Electric Power Corp.	1,898
54,872		Kunlun Energy Co. Ltd.	46,769
1,250		Manila Electric Co.	8,894
5,075		Meridian Energy Ltd.	15,506
2,685		Mighty River Power Ltd.	9,607
1		Naturgy Energy Group SA	30
271		Oesterreichische Elektrizitaetswirtschafts AG	26,957
2,497		OGE Energy Corp.	103,126
1,181,504	[2]	OJSC Inter Rao Ues	0
37,174		Origin Energy Ltd.	182,050
700		Otter Tail Corp.	45,773
956		PNM Resources, Inc.	45,439
935		Portland General Electric Co.	46,049
6,082		Public Service Enterprises Group, Inc.	416,860
19,600	[1,2]	RATCH Group PCL, Rights	4,164
42,885		Red Electrica Corporacion SA	888,563
9,043		RWE AG	398,445
9,041		Saudi Electricity Global, Class SECO AB	58,550
29,422		Southern Co.	2,226,068
84		SSE PLC	1,877
1,281		Terna SpA	10,855
12,300		Tokyo Gas Co. Ltd.	239,826
45,468		United Utilities Group PLC	606,488
		TOTAL	10,986,575
		TOTAL COMMON STOCKS (IDENTIFIED COST $212,678,845)	237,477,538
		FOREIGN GOVERNMENTS/AGENCIES— 5.3%
		Sovereign— 5.3%
AUD 650,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	457,639
EUR 390,000		Belgium, Government of, Series 68, 2.250%, 6/22/2023	427,789
180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	193,286
400,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	412,822
CAD 480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	449,383
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	FOREIGN GOVERNMENTS/AGENCIES— continued
	Sovereign— continued
EUR 6,000	France, Government of, 0.500%, 5/25/2025	$ 6,389
150,000	France, Government of, Bond, 4.500%, 4/25/2041	222,194
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,166,597
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	444,801
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	314,349
600,000	Germany, Government of, 0.250%, 2/15/2027	628,018
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	451,234
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	165,856
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	729,559
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,213,496
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,321,580
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	61,189
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,263,809
40,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	351,898
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,594,965
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	388,954
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,414,547
MXN 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	34,286
10,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	457,407
EUR 250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	296,208
150,000	Spain, Government of, 4.200%, 1/31/2037	195,327
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	644,658
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	634,186
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	538,529
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	258,005
230,000	United Kingdom, Government of, 3.250%, 1/22/2044	328,329
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	416,448
280,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	350,011
500,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	519,846
380,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	571,062
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,006,123)	18,924,656
	CORPORATE BONDS— 5.0%
	Basic Industry - Metals & Mining— 0.0%
$ 100,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	100,915
	Capital Goods - Aerospace & Defense— 0.3%
350,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	354,457
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	$ 144,599
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	249,286
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	213,910
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	91,405
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	71,877
		TOTAL	1,125,534
		Capital Goods - Building Materials— 0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	113,115
		Capital Goods - Construction Machinery— 0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	253,886
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	192,974
		TOTAL	446,860
		Capital Goods - Diversified Manufacturing— 0.0%
17,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	19,803
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	66,672
		TOTAL	86,475
		Communications - Cable & Satellite— 0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	29,907
		Communications - Media & Entertainment— 0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	20,642
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	79,725
178,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	182,682
		TOTAL	283,049
		Communications - Telecom Wireless— 0.2%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	66,500
500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	432,708
300,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	233,712
		TOTAL	732,920
		Communications - Telecom Wirelines— 0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	292,085
		Consumer Cyclical - Automotive— 0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	67,907
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	198,889
		TOTAL	266,796
		Consumer Cyclical - Retailers— 0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	563,204
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	219,832
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	$ 297,583
62,184	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	63,664
	TOTAL	1,144,283
	Consumer Cyclical - Services— 0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	199,235
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	130,281
	TOTAL	329,516
	Consumer Non-Cyclical - Food/Beverage— 0.1%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	204,684
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	122,606
	TOTAL	327,290
	Consumer Non-Cyclical - Health Care— 0.2%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	188,765
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	156,810
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	366,765
	TOTAL	712,340
	Consumer Non-Cyclical - Pharmaceuticals— 0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	90,146
	Consumer Non-Cyclical - Products— 0.1%
220,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	188,787
	Consumer Non-Cyclical - Tobacco— 0.3%
EUR 870,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	900,543
$ 200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	183,515
	TOTAL	1,084,058
	Energy - Integrated— 0.1%
340,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	339,806
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	40,212
	TOTAL	380,018
	Energy - Midstream— 0.2%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	115,155
325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	325,970
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,332
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,356
	TOTAL	586,813
	Energy - Refining— 0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	231,158
	Financial Institution - Banking— 0.5%
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	102,246
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	301,618
115,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	101,727
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	282,297
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	$ 251,067
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	251,144
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2070	102,867
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	50,364
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	57,505
13,485	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,664
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	245,244
		TOTAL	1,751,743
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,954
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	70,840
		TOTAL	210,794
		Financial Institution - Insurance - Life— 0.0%
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,469
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	81,845
		TOTAL	95,314
		Financial Institution - Insurance - P&C— 0.0%
75,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	65,471
		Financial Institution - REIT - Apartment— 0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	302,692
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	134,132
		TOTAL	436,824
		Financial Institution - REIT - Healthcare— 0.1%
500,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	432,091
		Financial Institution - REIT - Other— 0.1%
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	162,952
		Financial Institution - REITs— 0.0%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	63,775
		Food Products— 0.0%
INR 73,689		Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	927
		Foreign-Local-Government— 0.0%
$ 50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	56,342
		Municipal Services— 0.0%
100,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	103,291
		Sovereign— 0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	251,693
		Technology— 0.4%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	35,239
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	$ 230,464
320,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	338,259
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	282,441
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	306,383
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	381,018
	TOTAL	1,573,804
	Technology Services— 0.1%
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	230,132
	Transportation - Airlines— 0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	145,795
	Transportation - Railroads— 0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	198,403
	Transportation - Services— 0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	62,360
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	163,076
	TOTAL	225,436
	Utility - Electric— 0.8%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	115,274
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	169,518
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	158,626
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	338,632
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	272,747
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	175,973
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	390,794
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	295,101
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	159,442
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	133,147
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	167,171
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	396,133
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	138,481
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	115,738
	TOTAL	3,026,777
	Utility - Natural Gas— 0.1%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	511,562
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,325,930)	18,095,191
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	U.S. TREASURIES— 4.0%
	U.S. Treasury Bond— 1.0%
$ 175,000	United States Treasury Bond, 1.875%, 2/15/2051	$ 133,402
2,250,000	United States Treasury Bond, 1.875%, 11/15/2051	1,716,871
1,210,000	United States Treasury Bond, 2.250%, 2/15/2052	1,013,314
510,000	United States Treasury Bond, 2.375%, 5/15/2051	438,652
225,000	United States Treasury Bond, 2.875%, 5/15/2052	216,668
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,842
	TOTAL	3,521,749
	U.S. Treasury Note— 3.0%
1,000,000	United States Treasury Note, 0.375%, 10/31/2023	973,127
400,000	United States Treasury Note, 0.500%, 11/30/2023	389,072
200,000	United States Treasury Note, 0.750%, 8/31/2026	183,468
2,400,000	United States Treasury Note, 1.125%, 10/31/2026	2,230,679
700,000	United States Treasury Note, 1.250%, 12/31/2026	652,437
1,300,000	United States Treasury Note, 1.375%, 10/31/2028	1,184,495
2,370,000	United States Treasury Note, 1.875%, 2/15/2032	2,173,549
675,000	United States Treasury Note, 2.375%, 3/31/2029	653,428
150,000	United States Treasury Note, 2.500%, 3/31/2027	147,788
250,000	United States Treasury Note, 2.625%, 5/31/2027	247,793
175,000	United States Treasury Note, 2.750%, 4/30/2027	174,339
725,000	United States Treasury Note, 2.875%, 4/30/2029	724,579
950,000	United States Treasury Note, 2.875%, 5/15/2032	951,929
	TOTAL	10,686,683
	TOTAL U.S. TREASURIES (IDENTIFIED COST $15,234,433)	14,208,432
	ASSET-BACKED SECURITIES— 1.0%
	Auto Receivables— 0.4%
446,176	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	444,968
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	491,918
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	266,816
	TOTAL	1,203,702
	Credit Card— 0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	475,683
	Equipment Lease— 0.3%
168,591	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	167,398
500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	497,805
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	530,112
	TOTAL	1,195,315
	Other— 0.1%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	287,288
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	ASSET-BACKED SECURITIES— continued
	Student Loans— 0.1%
$ 91,853	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	$ 85,334
277,761	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	264,010
	TOTAL	349,344
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,618,376)	3,511,332
	GOVERNMENT AGENCIES— 0.2%
	Federal Home Loan Bank System— 0.0%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	187,721
	Federal National Mortgage Association— 0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	597,334
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,919)	785,055
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.2%
	Agency Commercial Mortgage-Backed Securities— 0.2%
74,971	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	74,082
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	485,857
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $591,445)	559,939
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.1%
	Commercial Mortgage— 0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	247,755
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	288,824
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	536,579
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
708	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	764
556	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	611
822	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	889
385	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	418
637	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	696
1,166	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,285
	TOTAL	4,663
	Federal National Mortgage Association— 0.0%
685	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	733
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 2,654	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	$ 2,818
1,811	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,976
851	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	890
130	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	137
126	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	135
1,059	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,141
2,902	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	3,150
1,219	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,322
598	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	641
2,203	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,325
	TOTAL	15,268
	Government National Mortgage Association— 0.0%
2,878	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,100
1,839	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,997
4,611	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,988
5,761	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,252
38	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	38
1,005	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,079
576	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	610
195	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	210
76	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	81
1,354	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,449
1,211	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,294
30	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	30
707	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	745
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 759		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	$ 800
		TOTAL	22,673
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,847)	42,604
		WARRANT— 0.0%
		Energy— 0.0%
36	[1]	Nabors Industries Ltd., Warrants (IDENTIFIED COST $0)	1,890
		INVESTMENT COMPANIES— 17.2%
121,422		Bank Loan Core Fund	1,102,513
2,605,075		Emerging Markets Core Fund	22,221,282
10,103,723		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[4]	10,100,692
436,117	[5]	High Yield Bond Core Fund	2,477,144
2,398,974		Mortgage Core Fund	21,590,768
483,230		Project and Trade Finance Core Fund	4,184,770
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $65,165,710)	61,677,169
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $339,067,267)[6]	355,820,385
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	2,763,386
		TOTAL NET ASSETS—100%	$358,583,771
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	9	$1,899,914	September 2022	$(1,419)
[1]United States Treasury Notes 5-Year Long Futures	5	$564,766	September 2022	$(1,925)
[1]United States Treasury Notes 10-Year Long Futures	16	$1,911,250	September 2022	$(12,403)
1CAC 40 10-Year Euro Long Futures	12	$831,765	June 2022	$9,487
[1]Euro Bund Long Futures	1	$162,718	June 2022	$(2,610)
1FTSE 100 Index Long Futures	22	$2,102,867	June 2022	$53,243
1FTSE/MIB Index Long Futures	15	$1,973,292	June 2022	$74,508
[1]Hang Seng Index Long Futures	7	$954,213	June 2022	$66,914
1IBEX 35 Index Long Futures	22	$2,083,754	June 2022	$87,456
[1]Long GILT Long Futures	1	$146,134	September 2022	$(2,736)
1S&P 500 E-Mini Long Futures	15	$3,098,437	June 2022	$115,232
1S&P/TSX 60 IX Long Futures	8	$1,585,643	June 2022	$29,991
1TOPIX Index Long Futures	7	$1,038,024	June 2022	$43,453
[1]United States Treasury Notes 10-Year Ultra Long Futures	3	$385,453	September 2022	$556
Short Futures:
[1]Amsterdam Index Short Futures	5	$764,808	June 2022	$(13,981)
1DAX Index Short Futures	2	$771,721	June 2022	$(25,476)
1FTSE JSE Top 40 Short Futures	13	$544,481	June 2022	$(35,588)
1FTSE Taiwan Index Short Futures	8	$464,000	June 2022	$(22,276)
1MSCI Singapore IX ETS Short Futures	59	$1,293,216	June 2022	$(24,825)
1SPI 200 Short Futures	7	$905,746	June 2022	$(24,564)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$313,037
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/6/2022	JPMorgan Chase	2,111,000	AUD	$1,499,594	$15,441
6/6/2022	JPMorgan Chase	1,917,000	CAD	$1,499,103	$16,400
6/6/2022	Bank of America N.A.	191,700,000	JPY	$1,499,559	$(10,284)
6/9/2022	Bank of America N.A.	68,604	CAD	$53,500	$734
7/12/2022	JPMorgan Chase	63,329	AUD	$45,000	$477
8/9/2022	BNP Paribas SA	650,000	AUD	$446,660	$20,250
8/9/2022	HSBC Bank USA	650,000	AUD	$456,595	$10,315
8/9/2022	Citibank N.A.	320,582	CAD	$250,000	$3,365
8/9/2022	Citibank N.A.	1,423,326	CAD	$1,100,000	$24,896
8/9/2022	JPMorgan Chase	1,663,661	CAD	$1,300,000	$14,840
8/9/2022	Morgan Stanley	832,979	CAD	1,000,000 NZD	$7,438
8/9/2022	State Street Bank & Trust Co.	231,378	CAD	$180,000	$2,865
8/9/2022	Bank of America N.A.	155,000,000	CLP	$176,090	$9,603
8/9/2022	HSBC Bank USA	189,000,000	CLP	$228,227	$(1,801)
8/9/2022	Bank of America N.A.	450,000,000	COP	$110,555	$7,678
8/9/2022	Bank Of New York	100,000	GBP	$126,907	$(839)
8/9/2022	Bank of America N.A.	1,000,000	GBP	$1,246,168	$14,504
8/9/2022	Bank of America N.A.	380,935,276	JPY	$3,010,000	$(41,952)
8/9/2022	HSBC Bank USA	4,602,092	MXN	$225,000	$5,756
8/9/2022	BNP Paribas SA	9,338,685	MXN	$450,000	$18,256
8/9/2022	Morgan Stanley	1,000,000	NZD	$643,694	$7,195
8/9/2022	JPMorgan Chase	892,402	PLN	$200,000	$7,067
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/9/2022	Citibank N.A.	34,163	CAD	$26,750	$(258)
6/9/2022	Bank of America N.A.	34,204	CAD	$26,750	$(289)
8/9/2022	Bank of America N.A.	650,000	AUD	$448,517	$(18,393)
8/9/2022	Morgan Stanley	826,787	CAD	1,000,000 NZD	$(2,544)
8/9/2022	Bank of America N.A.	834,683	CAD	$650,000	$(9,674)
8/9/2022	Morgan Stanley	1,670,796	CAD	$1,300,000	$(20,479)
8/9/2022	State Street Bank & Trust Co.	2,100,000	EUR	$2,253,678	$(9,062)
8/9/2022	State Street Bank & Trust Co.	340,000	GBP	$428,825	$197
8/9/2022	JPMorgan Chase	660,000	GBP	$823,640	$(8,404)
8/9/2022	JPMorgan Chase	52,036,860	JPY	$400,000	$(5,444)
8/9/2022	BNP Paribas SA	9,285,408	MXN	$450,000	$(15,585)
8/9/2022	BNP Paribas SA	9,333,084	MXN	$450,000	$(17,975)
8/9/2022	Bank of America N.A.	1,000,000	NZD	$639,113	$(11,777)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$12,517
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$2,166,166	$53,651	$(1,000,000)
Emerging Markets Core Fund	$37,151,573	$843,377	$(12,900,000)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$9,050,517	$59,135,955	$(58,075,500)
High Yield Bond Core Fund	$4,702,760	$109,391	$(2,026,040)
Mortgage Core Fund	$18,767,503	$4,517,176	$—
Project and Trade Finance Core Fund	$4,184,049	$81,903	$—
TOTAL OF AFFILIATED TRANSACTIONS	$76,022,568	$64,741,453	$(74,001,540)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2022	Shares Held as of 5/31/2022	Dividend Income	Gain Distributions Received
$(134,499)	$17,195	$1,102,513	121,422	$53,649	$—
$(2,287,795)	$(585,873)	$22,221,282	2,605,075	$843,268	$—
$1,151	$(11,431)	$10,100,692	10,103,723	$23,095	$2,005
$(366,895)	$57,928	$2,477,144	436,117	$109,380	$—
$(1,693,911)	$—	$21,590,768	2,398,974	$229,918	$—
$(81,182)	$—	$4,184,770	483,230	$81,903	$—
$(4,563,131)	$(522,181)	$61,677,169	16,148,541	$1,341,213	$2,005

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$150,011,607	$3,523,808	$4,534	$153,539,949
International	13,046,446	70,835,214	55,929	83,937,589
Debt Securities:
Foreign Governments/Agencies	—	18,924,656	—	18,924,656
Corporate Bonds	—	18,089,527	5,664	18,095,191
U.S. Treasuries	—	14,208,432	—	14,208,432
Asset-Backed Securities	—	3,511,332	—	3,511,332
Government Agencies	—	785,055	—	785,055
Commercial Mortgage-Backed Securities	—	559,939	—	559,939
Collateralized Mortgage Obligations	—	536,579	—	536,579
Mortgage-Backed Securities	—	42,604	—	42,604
Warrant	1,890	—	—	1,890
Investment Companies[1]	57,492,399	—	—	61,677,169
TOTAL SECURITIES	$220,552,342	$131,017,146	$66,127	$355,820,385
Other Financial Instruments:
Assets
Futures Contracts	$480,840	$—	$—	$480,840
Foreign Exchange Contracts	—	187,277	—	187,277
Liabilities
Futures Contracts	(167,803)	—	—	(167,803)
Foreign Exchange Contracts	—	(174,760)	—	(174,760)
TOTAL OTHER FINANCIAL INSTRUMENTS	$313,037	$12,517	$—	$325,554

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,184,770 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CLP	—Chilean Peso
COP	—Colombian Peso
EUR	—Euro Currency
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.08	$21.46	$19.83	$19.08	$20.09	$17.49
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.28	0.25	0.31	0.31	0.28
Net realized and unrealized gain (loss)	(1.48)	1.87	1.82	1.44	(0.99)	2.63
Total From Investment Operations	(1.33)	2.15	2.07	1.75	(0.68)	2.91
Less Distributions:
Distributions from net investment income	(0.20)	(0.29)	(0.27)	(0.36)	(0.33)	(0.31)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.09)	(0.53)	(0.44)	(1.00)	(0.33)	(0.31)
Net Asset Value, End of Period	$18.66	$23.08	$21.46	$19.83	$19.08	$20.09
Total Return[2]	(7.02)%	10.09%	10.70%	9.89%	(3.46)%	16.85%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.15%	1.15%	1.14%
Net investment income	1.52%[4]	1.24%	1.28%	1.65%	1.53%	1.50%
Expense waiver/reimbursement[5]	0.18%[4]	0.14%	0.18%	0.20%	0.11%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$158,314	$183,613	$176,368	$181,579	$146,323	$169,424
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.46	$20.89	$19.30	$18.60	$19.58	$17.06
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.09	0.09	0.16	0.14	0.13
Net realized and unrealized gain (loss)	(1.43)	1.82	1.78	1.39	(0.96)	2.55
Total From Investment Operations	(1.37)	1.91	1.87	1.55	(0.82)	2.68
Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.11)	(0.21)	(0.16)	(0.16)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.00)	(0.34)	(0.28)	(0.85)	(0.16)	(0.16)
Net Asset Value, End of Period	$18.09	$22.46	$20.89	$19.30	$18.60	$19.58
Total Return[2]	(7.39)%	9.19%	9.83%	8.94%	(4.20)%	15.84%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.96%	1.97%	1.96%	1.96%	1.95%
Net investment income	0.66%[4]	0.42%	0.46%	0.86%	0.72%	0.70%
Expense waiver/reimbursement[5]	0.15%[4]	0.12%	0.15%	0.20%	0.12%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,018	$4,447	$5,809	$7,880	$9,758	$14,342
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.35	$20.80	$19.22	$18.52	$19.51	$17.00
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.10	0.09	0.16	0.15	0.14
Net realized and unrealized gain (loss)	(1.42)	1.80	1.78	1.40	(0.96)	2.55
Total From Investment Operations	(1.35)	1.90	1.87	1.56	(0.81)	2.69
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.12)	(0.22)	(0.18)	(0.18)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.01)	(0.35)	(0.29)	(0.86)	(0.18)	(0.18)
Net Asset Value, End of Period	$17.99	$22.35	$20.80	$19.22	$18.52	$19.51
Total Return[2]	(7.36)%	9.20%	9.87%	9.06%	(4.20)%	15.92%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%	1.92%	1.90%	1.89%
Net investment income	0.73%[4]	0.45%	0.50%	0.89%	0.78%	0.75%
Expense waiver/reimbursement[5]	0.16%[4]	0.12%	0.15%	0.20%	0.14%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,056	$52,288	$58,092	$64,600	$64,095	$78,445
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.89	$21.30	$19.67	$18.94	$19.94	$17.38
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.18	0.17	0.24	0.22	0.20
Net realized and unrealized gain (loss)	(1.47)	1.84	1.82	1.41	(0.98)	2.61
Total From Investment Operations	(1.36)	2.02	1.99	1.65	(0.76)	2.81
Less Distributions:
Distributions from net investment income	(0.15)	(0.19)	(0.19)	(0.28)	(0.24)	(0.25)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.04)	(0.43)	(0.36)	(0.92)	(0.24)	(0.25)
Net Asset Value, End of Period	$18.49	$22.89	$21.30	$19.67	$18.94	$19.94
Total Return[2]	(7.20)%	9.55%	10.31%	9.38%	(3.86)%	16.32%
Ratios to Average Net Assets:
Net expenses[3]	1.57%[4]	1.57%	1.57%	1.56%	1.58%	1.57%
Net investment income	1.10%[4]	0.81%	0.85%	1.26%	1.09%	1.07%
Expense waiver/reimbursement[5]	0.19%[4]	0.13%	0.16%	0.19%	0.12%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,266	$45,723	$43,197	$42,860	$43,452	$51,768
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.23	$21.60	$19.95	$19.19	$20.21	$17.61
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.31	0.37	0.37	0.33
Net realized and unrealized gain (loss)	(1.49)	1.87	1.84	1.45	(1.00)	2.65
Total From Investment Operations	(1.31)	2.22	2.15	1.82	(0.63)	2.98
Less Distributions:
Distributions from net investment income	(0.23)	(0.35)	(0.33)	(0.42)	(0.39)	(0.38)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.12)	(0.59)	(0.50)	(1.06)	(0.39)	(0.38)
Net Asset Value, End of Period	$18.80	$23.23	$21.60	$19.95	$19.19	$20.21
Total Return[2]	(6.89)%	10.39%	11.06%	10.21%	(3.21)%	17.13%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.85%	0.86%	0.86%	0.85%
Net investment income	1.79%[4]	1.52%	1.58%	1.95%	1.81%	1.77%
Expense waiver/reimbursement[5]	0.21%[4]	0.16%	0.19%	0.22%	0.14%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,145	$130,562	$100,317	$99,564	$95,613	$105,720
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.08	$21.47	$19.84	$19.09	$20.10	$17.51
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.31	0.38	0.36	0.33
Net realized and unrealized gain (loss)	(1.48)	1.86	1.82	1.44	(0.98)	2.63
Total From Investment Operations	(1.30)	2.21	2.13	1.82	(0.62)	2.96
Less Distributions:
Distributions from net investment income	(0.23)	(0.36)	(0.33)	(0.43)	(0.39)	(0.37)
Distributions from net realized gain	(2.89)	(0.24)	(0.17)	(0.64)	—	—
Total Distributions	(3.12)	(0.60)	(0.50)	(1.07)	(0.39)	(0.37)
Net Asset Value, End of Period	$18.66	$23.08	$21.47	$19.84	$19.09	$20.10
Total Return[2]	(6.87)%	10.41%	11.04%	10.26%	(3.16)%	17.14%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.84%	0.84%	0.83%
Net investment income	1.85%[4]	1.54%	1.58%	1.97%	1.79%	1.78%
Expense waiver/reimbursement[5]	0.16%[4]	0.12%	0.15%	0.19%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,786	$4,866	$7,056	$6,275	$4,890	$6,243
Portfolio turnover[6]	59%	101%	80%	85%	66%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $61,677,169 of investment in affiliated holdings* (identified cost $339,067,267)	$355,820,385
Cash	252,346
Cash denominated in foreign currencies (identified cost $685,465)	698,115
Due from broker (Note 2)	1,363,041
Income receivable	1,102,733
Income receivable from affiliated holdings	216,234
Receivable for investments sold	53,254
Receivable for shares sold	131,768
Unrealized appreciation on foreign exchange contracts	187,277
Total Assets	359,825,153
Liabilities:
Payable for investments purchased	220,533
Payable for shares redeemed	460,491
Unrealized depreciation on foreign exchange contracts	174,760
Payable for variation margin on futures contracts	68,597
Payable for investment adviser fee (Note 5)	4,909
Payable for administrative fee (Note 5)	774
Payable for custodian fees	76,638
Payable for transfer agent fees (Note 2)	71,759
Payable for auditing fees	32,237
Payable for distribution services fee (Note 5)	47,489
Payable for other service fees (Notes 2 and 5)	42,716
Accrued expenses (Note 5)	40,479
Total Liabilities	1,241,382
Net assets for 19,291,598 shares outstanding	$358,583,771
Net Assets Consist of:
Paid-in capital	$394,506,571
Total distributable earnings (loss)	(35,922,800)
Total Net Assets	$358,583,771
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($158,313,831 ÷ 8,485,819 shares outstanding), no par value, unlimited shares authorized	$18.66
Offering price per share (100/94.50 of $18.66)	$19.75
Redemption proceeds per share	$18.66
Class B Shares:
Net asset value per share ($3,017,927 ÷ 166,856 shares outstanding), no par value, unlimited shares authorized	$18.09
Offering price per share	$18.09
Redemption proceeds per share (94.50/100 of $18.09)	$17.10
Class C Shares:
Net asset value per share ($45,056,204 ÷ 2,504,812 shares outstanding), no par value, unlimited shares authorized	$17.99
Offering price per share	$17.99
Redemption proceeds per share (99.00/100 of $17.99)	$17.81
Class R Shares:
Net asset value per share ($40,265,630 ÷ 2,177,888 shares outstanding), no par value, unlimited shares authorized	$18.49
Offering price per share	$18.49
Redemption proceeds per share	$18.49
Institutional Shares:
Net asset value per share ($107,144,581 ÷ 5,699,763 shares outstanding), no par value, unlimited shares authorized	$18.80
Offering price per share	$18.80
Redemption proceeds per share	$18.80
Class R6 Shares:
Net asset value per share ($4,785,598 ÷ 256,460 shares outstanding), no par value, unlimited shares authorized	$18.66
Offering price per share	$18.66
Redemption proceeds per share	$18.66

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $1,341,213 received from affiliated holdings* and net of foreign taxes withheld of $180,970)	$4,543,740
Interest	681,382
TOTAL INCOME	5,225,122
Expenses:
Investment adviser fee (Note 5)	1,322,628
Administrative fee (Note 5)	161,946
Custodian fees	129,490
Transfer agent fees (Note 2)	319,580
Directors’/Trustees’ fees (Note 5)	4,639
Auditing fees	17,237
Legal fees	8,879
Portfolio accounting fees	82,694
Distribution services fee (Note 5)	307,998
Other service fees (Notes 2 and 5)	279,306
Share registration costs	45,004
Printing and postage	19,905
Miscellaneous (Note 5)	46,418
TOTAL EXPENSES	2,745,724
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(307,957)
Reimbursement of other operating expenses (Notes 2 and 5)	(64,743)
TOTAL WAIVER AND REIMBURSEMENTS	(372,700)
Net expenses	2,373,024
Net investment income	2,852,098
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including foreign taxes withheld of $(35,341) and (including net realized loss of $(522,181) on sales of investments in affiliated holdings*)	$4,936,717
Net realized loss on foreign currency transactions	(106,538)
Net realized loss on foreign exchange contracts	(408,357)
Net realized gain on futures contracts	339,270
Net realized gain on written options	2,257
Realized gain distribution from affiliated holding*	2,005
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,563,131) on investments in affiliated holdings*)	(36,642,568)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	119,332
Net change in unrealized depreciation of foreign exchange contracts	169,761
Net change in unrealized depreciation of futures contracts	341,502
Net change in unrealized appreciation of written options	(362)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(31,246,981)
Change in net assets resulting from operations	$(28,394,883)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,852,098	$4,797,511
Net realized gain (loss)	4,765,354	57,481,588
Net change in unrealized appreciation/depreciation	(36,012,335)	(23,781,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(28,394,883)	38,498,068
Distributions to Shareholders:
Class A Shares	(24,597,046)	(4,261,725)
Class B Shares	(568,376)	(89,405)
Class C Shares	(6,997,974)	(954,588)
Class R Shares	(6,119,796)	(868,369)
Institutional Shares	(17,850,544)	(2,834,995)
Class R6 Shares	(663,946)	(183,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,797,682)	(9,192,166)
Share Transactions:
Proceeds from sale of shares	23,876,857	51,984,707
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Dynamic Asset Allocation Fund	—	20,174,759
Net asset value of shares issued to shareholders in payment of distributions declared	54,690,643	8,804,975
Cost of shares redeemed	(56,289,719)	(79,611,494)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,277,781	1,352,947
Change in net assets	(62,914,784)	30,658,849
Net Assets:
Beginning of period	421,498,555	390,839,706
End of period	$358,583,771	$421,498,555
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Dynamic Asset Allocation Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Dynamic Asset Allocation Fund	A	0.801
	IS	0.795
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,075,357	$20,174,759	$3,571,100	$411,356,095	$431,530,854
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results (unaudited) of operations for the year ended November 30, 2021, are as follows:
Net investment income	$4,968,894
Net realized and unrealized gain on investments	36,057,773
Net increase in net assets resulting from operations	$41,026,667
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Semi-Annual Shareholder Report

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared
Semi-Annual Shareholder Report

and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $372,700 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$123,230	$(22,119)
Class B Shares	3,257	—
Class C Shares	39,413	(1,209)
Class R Shares	71,612	(6,828)
Institutional Shares	80,695	(34,587)
Class R6 Shares	1,373	—
TOTAL	$319,580	$(64,743)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$213,020
Class B Shares	4,663
Class C Shares	61,623
TOTAL	$279,306
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is
Semi-Annual Shareholder Report

equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2022, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,935,511 and $23,029,706, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $338,061 and $248,664, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which
Semi-Annual Shareholder Report

expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2022, the Fund had no outstanding purchased or written option contracts.
The average market value of written put and call options held by the Fund throughout the period was $231 and $75, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,155 and $135, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$20,537*
Equity contracts		—	Payable for variation margin on futures contracts	(333,574)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	187,277	Unrealized depreciation on foreign exchange contracts	174,760
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$187,277		$(138,277)

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$23,128	$—	$—	$—	$23,128
Equity contracts	316,142	—	—	—	316,142
Foreign exchange contracts	—	(408,357)	(22,579)	2,257	(428,679)
TOTAL	$339,270	$(408,357)	$(22,579)	$2,257	$(89,409)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(78,355)	$—	$—	$—	$(78,355)
Equity contracts	419,857	—	—	—	419,857
Foreign exchange contracts	—	169,761	21	(362)	169,420
TOTAL	$341,502	$169,761	$21	$(362)	$510,922

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$187,277	$(99,681)	$—	$87,596
TOTAL	$187,277	$(99,681)	$—	$87,596

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$174,760	$(99,681)	$—	$75,079
TOTAL	$174,760	$(99,681)	$—	$75,079
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	288,528	$5,878,584	618,890	$14,235,556
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	14,439	271,217
Shares issued to shareholders in payment of distributions declared	1,114,557	23,026,420	178,781	3,980,160
Shares redeemed	(874,022)	(17,396,216)	(1,072,477)	(24,627,612)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	529,063	$11,508,788	(260,367)	$(6,140,679)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,735	$171,246	2,247	$51,381
Shares issued to shareholders in payment of distributions declared	26,642	534,777	3,895	83,632
Shares redeemed	(66,525)	(1,300,450)	(86,165)	(1,917,731)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(31,148)	$(594,427)	(80,023)	$(1,782,718)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	195,807	$3,844,398	342,034	$7,597,210
Shares issued to shareholders in payment of distributions declared	349,869	6,983,931	44,425	950,415
Shares redeemed	(380,300)	(7,271,657)	(839,634)	(18,667,845)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	165,376	$3,556,672	(453,175)	$(10,120,220)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	223,093	$4,404,808	412,096	$9,374,927
Shares issued to shareholders in payment of distributions declared	298,580	6,119,744	39,452	868,338
Shares redeemed	(340,945)	(6,577,658)	(482,605)	(11,011,690)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	180,728	$3,946,894	(31,057)	$(768,425)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	424,436	$8,927,903	607,862	$19,162,920
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	1,060,918	19,903,542
Shares issued to shareholders in payment of distributions declared	836,796	17,410,486	122,335	2,748,683
Shares redeemed	(1,182,566)	(23,403,237)	(814,369)	(18,888,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,666	$2,935,152	976,746	$22,926,726
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	33,034	$649,918	67,391	$1,562,713
Shares issued to shareholders in payment of distributions declared	29,806	615,285	7,798	173,747
Shares redeemed	(17,197)	(340,501)	(192,947)	(4,498,197)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	45,643	$924,702	(117,758)	$(2,761,737)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	968,328	$22,277,781	34,366	$1,352,947
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $339,067,267. The net unrealized appreciation of investments for federal tax purposes was $17,078,672. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,995,792 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,917,120. The amounts presented are inclusive of derivative contracts.
As of November 30, 2021, the Fund had a capital loss carryforward of $26,866,311 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$26,866,311	$—	$26,866,311
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $302,170 of its fee and voluntarily reimbursed $64,743 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $5,787.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2022, the Sub-Adviser earned a fee of $156,155.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$13,988
Class C Shares	184,868
Class R Shares	109,142
TOTAL	$307,998
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $20,373 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $2,704 in sales charges from the sale of Class A Shares. FSC also retained $1,330 and $128 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $31,055 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.98%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively,
Semi-Annual Shareholder Report

up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$206,821,453
Sales	$237,937,626
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
Semi-Annual Shareholder Report

9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivables for investments sold, includes net receivable proceeds of $139,676 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$929.80	$5.48
Class B Shares	$1,000	$926.10	$9.36
Class C Shares	$1,000	$926.40	$9.27
Class R Shares	$1,000	$928.00	$7.55
Institutional Shares	$1,000	$931.10	$4.09
Class R6 Shares	$1,000	$931.30	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.74
Class B Shares	$1,000	$1,015.21	$9.80
Class C Shares	$1,000	$1,015.31	$9.70
Class R Shares	$1,000	$1,017.10	$7.90
Institutional Shares	$1,000	$1,020.69	$4.28
Class R6 Shares	$1,000	$1,020.79	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.95%
Class C Shares	1.93%
Class R Shares	1.57%
Institutional Shares	0.85%
Class R6 Shares	0.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Semi-Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
Semi-Annual Shareholder Report

that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
Semi-Annual Shareholder Report

believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Global Allocation Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the
Semi-Annual Shareholder Report

redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022